CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year		S/ 3,671,829	S/ 334,138	S/ 4,352,331
Adjustment to reconcile net profit to net cash arising from operating activities:
Expected loss provision on loan portfolio		1,558,951	6,080,289	2,100,091
Impact of fair value of portfolio with change in effective rate		0	326,691	0
Depreciation and amortization		521,967	497,910	455,033
Depreciation of right-of-use assets		161,287	172,005	160,406
Depreciation of investment properties		6,930	7,018	6,727
Provision for sundry risks	[1]	70,824	140,897	27,272
Deferred (income) tax expense		547,393	(1,147,311)	(52,435)
Adjustment of technical reserves		914,852	758,274	761,970
Net gain on securities		(28,650)	(523,082)	(546,814)
Impairment loss on goodwill		0	63,978	0
(Gain) on financial assets designated at fair value through profit and loss		(54,663)	(115,627)	(93,664)
Net gain of trading derivatives		(185,271)	(40,789)	(6,043)
Net Income from sale of property, furniture and equipment		(1,916)	(8,523)	(16,869)
(Gain) net from sale of seized and recovered assets		(2,851)	(728)	9,617
Expense for share-based payment transactions		73,997	104,499	120,062
Net gain from sale of written-off portfolio		(15,700)	(35,638)	(106,835)
Intangible losses due to withdrawals and dismissed projects		17,630	40,342	22,492
Others		(5,537)	33,827	(19,840)
Net (increase) decrease in assets:
Loans		(9,636,648)	(20,593,548)	(6,767,721)
Investments at fair value through profit or loss		745,156	(2,197,109)	(206,534)
Investments at fair value through other comprehensive income		7,508,131	(15,904,097)	771,680
Cash collateral, reverse repurchase agreements and securities borrowings		783,010	2,137,262	(265,157)
Sale of written off portfolio		24,477	36,921	193,770
Other assets		(351,551)	(335,229)	(1,142,133)
Net increase (decrease) in liabilities
Deposits and obligations		2,485,794	25,856,151	7,457,393
Due to Banks and correspondents		1,103,063	(3,143,279)	426,411
Payables from repurchase agreements and securities lending		(5,935,578)	20,200,747	(1,714,532)
Bonds and notes issued		(90,217)	(96,199)	670,877
Short-term and low-value lease payments		(86,417)	(74,016)	(63,047)
Other liabilities		1,303,117	1,273,892	1,567,333
Income tax paid		(1,130,415)	(1,162,843)	(1,168,130)
Net cash flow from operating activities		3,972,994	12,686,823	6,933,711
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment		11,457	22,956	35,355
Revenue from sale of investment property		0	78	38,969
Revenue from collections for maturities and coupons of investment at amortized cost		590,605	1,600,519	3,256,332
Purchase of property, furniture and equipment		(107,790)	(98,120)	(134,776)
Purchase of investment property		(12,068)	(26,533)	(33,321)
Purchase of intangible assets		(532,244)	(535,241)	(371,957)
Purchase of investment at amortized cost		(3,677,671)	(2,837,015)	(1,688,443)
Acquisition of subsidiaries, net of cash received		0	0	(375,952)
Net cash flows from investing activities		(3,727,711)	(1,873,356)	726,207
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid		(398,808)	(2,392,844)	(1,595,229)
Dividends paid to non-controlling interest of subsidiaries		(4,156)	(32,273)	(52,971)
Additional dividends		0	0	(638,092)
Principal payments of leasing contracts		(155,141)	(163,392)	(147,841)
Interest payments of leasing contracts		(27,374)	(32,295)	(37,438)
Purchase of treasury stock		(58,907)	(151,961)	(103,225)
Sale of treasury stock		3,752	62
Acquisition of non-controlling interest		(7,822)	0	0
Subordinated bonds		183,160	684,243	(977,009)
Net cash flows from financing activities		(465,296)	(2,088,460)	(3,551,805)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate		(220,013)	8,725,007	4,108,113
Effect of changes in exchange rate of cash and cash equivalents		2,779,791	2,034,718	(294,874)
Cash and cash equivalents at the beginning of the period		36,733,767	25,974,042	22,160,803
Cash and cash equivalents at the end of the period		39,293,545	36,733,767	25,974,042
Additional information from cash flows
Interest received		11,615,448	11,161,316	12,349,495
Interest paid		(2,230,990)	(2,959,525)	(3,193,536)
Transactions that do not represent cash flow
Recognition of lease operations		(116,511)	(118,912)	852,800
Reclassification from investments at amortized cost to fair value with changes in equity		S/ 0	S/ 0	S/ 241,656

[1]	The variation corresponds mainly to the fact that there were no legal provisions recorded by the subsidiary ASB Bank Corp during the year 2021 period while during the year 2020 period S/71.9 million were recorded for this concept.